Income Taxes (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 22, 2018	Dec. 22, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Effective tax statutory rate	35.00%	35.00%	21.00%	21.00%	21.00%	21.00%	34.00%	34.00%
Effective January 1, 2018 [Member]
Effective tax statutory rate	21.00%